Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	47 Months Ended	60 Months Ended	71 Months Ended	82 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Sep. 22, 2020	Aug. 31, 2020	Aug. 31, 2019	Sep. 18, 2018	Aug. 31, 2018	Nov. 30, 2017	Nov. 02, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000194069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 13,265	$ 13,265	$ 13,265	$ 13,265	$ 13,265	$ 13,265	$ 11,714	$ 11,135	$ 12,228		$ 11,033	$ 10,643		$ 10,088	$ 10,000
Average Annual Return, Percent		13.25%		4.51%		4.23%
C000194068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 66,881	66,881	$ 66,881	66,881	$ 66,881	66,881	58,965	55,981	61,387		55,326	53,305		50,479		$ 50,000
Average Annual Return, Percent		13.43%		4.64%		4.35%
C000204567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 21,438	21,438	$ 21,438	$ 21,438	$ 21,438	21,438	16,873	14,568	17,470		13,194	10,340	$ 10,000
Average Annual Return, Percent		27.05%		15.70%	13.67%
C000204567 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		27.04%		15.69%	13.67%
C000051981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 9,849	9,849	$ 9,849	$ 9,849	9,849	$ 9,849	9,596	11,401	16,287		17,885	15,555		11,702			$ 12,094	$ 13,270	$ 10,590	$ 10,000
Average Annual Return, Percent		2.64%		(8.73%)			(0.15%)
C000051981 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		2.42%		(8.77%)			(0.18%)
C000051979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 4,897,223	4,897,223	$ 4,897,223	4,897,223	4,897,223	$ 4,897,223	4,774,799	5,672,593	8,104,965		8,901,242	7,741,273		5,823,115			6,017,459	6,602,751	5,268,129	5,000,000
Average Annual Return, Percent		2.05%		(8.84%)			(0.21%)
C000051980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Account Value		$ 98,143,089	98,143,089	$ 98,143,089	98,143,089	98,143,089	$ 98,143,089	95,681,420	113,662,472	162,320,550		178,270,390	154,991,750		116,575,574			120,428,939	132,105,538	105,397,151	100,000,000
Average Annual Return, Percent		2.06%		(8.83%)			(0.19%)
C000204566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 13,939	13,939	$ 13,939	$ 13,939	13,939	$ 13,939	11,776	10,575	13,625		10,861	9,764	10,000
Average Annual Return, Percent		18.37%		7.38%	5.74%
C000204566 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		18.53%		7.32%	5.76%
C000194071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Account Value		$ 16,472	16,472	$ 16,472	$ 16,472	$ 16,472	16,472	14,191	12,880	14,067		11,785	11,094		10,388		10,000
Average Annual Return, Percent		16.07%		8.23%		7.58%
C000194070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Account Value		$ 83,006	83,006	$ 83,006	83,006	$ 83,006	83,006	71,435	64,753	70,639		59,098	55,556		51,995		50,000
Average Annual Return, Percent		16.20%		8.36%		7.71%
C000221977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Account Value		$ 9,533	$ 9,533	$ 9,533	9,533	$ 9,533	9,533	8,742	8,648	10,120	$ 10,000
Average Annual Return, Percent		9.05%	(1.21%)
C000221977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		9.04%	(1.18%)
Global Wellesley Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Wellesley Income Composite Index
Account Value		$ 13,247	$ 13,247	$ 13,247	13,247	$ 13,247	13,247	11,723	11,160	12,437		11,159	10,762		10,058	10,000	50,000
Average Annual Return, Percent		13.00%		4.24%		4.20%
FTSE US All Cap Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE US All Cap Choice Index
Account Value		$ 21,546	21,546	$ 21,546	$ 21,546	$ 21,546	21,546	16,952	14,624	17,529		13,223	10,354	10,000
Average Annual Return, Percent		27.11%		15.79%	13.77%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value		$ 20,437	20,437	$ 20,437	$ 20,437	20,437	20,437	16,198	14,116	16,363		12,274	10,127	10,000
Average Annual Return, Percent		26.17%		15.08%	12.76%
Bloomberg U S Treasury STRIPS 20 30 Year Equal Par Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index
Account Value		$ 9,857	9,857	$ 9,857	$ 9,857	9,857	$ 9,857	9,606	11,391	16,269		18,044	15,503		11,733			12,067	13,289	10,638	10,000
Average Annual Return, Percent		2.61%		(8.66%)			(0.14%)
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Account Value		$ 11,793	11,793	$ 11,793	11,793	11,793	$ 11,793	10,991	11,108	12,572		12,581	11,805		10,696			$ 10,814	$ 10,764	$ 10,140	$ 10,000
Average Annual Return, Percent		7.30%		(0.02%)			1.66%
FTSE Global All Cap ex US Choice Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Choice Index
Account Value		$ 14,053	14,053	$ 14,053	$ 14,053	14,053	$ 14,053	11,860	10,688	13,711		10,911	9,781	10,000
Average Annual Return, Percent		18.48%		7.52%	5.88%
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Account Value		$ 14,192	14,192	$ 14,192	$ 14,192	14,192	14,192	12,044	10,779	13,373		10,576	9,716	$ 10,000
Average Annual Return, Percent		17.84%		7.87%	6.06%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Account Value		$ 10,041	10,041	$ 10,041	$ 10,041	$ 10,041	10,041	9,393	9,402	11,412		11,353	10,758		9,982	10,000	10,000
Average Annual Return, Percent		6.90%		(1.37%)		0.06%
FTSE Developed Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Net Tax Index
Account Value		$ 20,263	20,263	$ 20,263	20,263	$ 20,263	20,263	16,264	14,024	16,526		12,706	10,822		10,807	$ 10,000	10,000
Average Annual Return, Percent		24.59%		13.37%		10.90%
Global Wellington Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Wellington Composite Index
Account Value		$ 16,826	16,826	$ 16,826	16,826	$ 16,826	16,826	14,155	12,783	14,885		$ 12,432	$ 10,973		$ 10,525		$ 10,000
Average Annual Return, Percent		18.87%		8.93%		7.92%
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Account Value		$ 9,583	$ 9,583	$ 9,583	9,583	$ 9,583	9,583	8,768	8,690	10,214	10,000
Average Annual Return, Percent		9.29%	(1.08%)
Bloomberg MSCI US Corporate SRI Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI US Corporate SRI Select Index
Account Value		$ 9,563	$ 9,563	9,563	9,563	9,563	9,563	8,762	8,663	10,129	10,000
Average Annual Return, Percent		9.14%	(1.13%)
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 9,359	$ 9,359	$ 9,359	$ 9,359	$ 9,359	$ 9,359	$ 8,723	$ 8,828	$ 9,977	$ 10,000
Average Annual Return, Percent	[1]	7.30%	(1.67%)

[1]	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.